Convertible Preferred Stock	12 Months Ended
Dec. 31, 2021
Convertible Preferred Stock
Convertible Preferred Stock

Note 7 Convertible Preferred Stock

On December 23, 2020, the SharpLink, Inc. board authorized the establishment and designation of 9,000 shares of 8% convertible preferred stock (“Series A preferred stock”) at $0.01 par value. Additionally, the SharpLink, Inc. board reserved 4,150,000 shares of common stock issuable upon the conversion of the shares of Series A preferred stock. On December 23, 2020, SharpLink, Inc. entered into a securities purchase agreement with an investor to issue 2,000 shares of Series A preferred stock for $2,000,000 (“First Tranche”).

Terms of the Series A preferred stock are as follows:

Voting – Series A preferred stock shall have no voting rights, however, without the affirmative vote of the majority of the outstanding shares of Series A preferred stock, SharpLink, Inc. cannot (a) alter or change adversely the powers, preferences or rights given to the Series A preferred stock, (b) authorize or create any class of stock ranking in priority to as to dividends, redemption or distribution of assets upon a liquidation, (c) amend its articles of incorporation or other charter documents in any manner that adversely affects any rights of the holders, (d) increase the number of authorized shares of Series A preferred stock, or (e) enter into any agreement with respect to any of the above.

Dividends – Holders of each share of Series A preferred stock shall be entitled to receive cumulative dividends at the rate per share (as a percentage of the stated value per share) of 8% per annum, payable quarterly on January 1, April 1, July 1 and October 1, beginning on the first such date after the issuance of such share of Series A preferred stock and on each conversion date in cash, or at SharpLink, Inc.’s option, in duly authorized, validly issued, fully paid and non-assessable shares of common stock, or a combination thereof.

Liquidation – Upon any liquidation, dissolution or winding-up of SharpLink, Inc., whether voluntary or involuntary, Series A preferred stock holders shall be entitled to receive out of the assets an amount equal to the Stated Value of $1,000 per share, plus any accrued and unpaid dividends thereon and any other fees or liquidated damages then due (the preferred liquidation preference), for each share of Series A preferred stock before any distribution or payment shall be made to the holders of any Junior Securities.

Conversion – Each share of Series A preferred stock shall be convertible, at any time and from time to time from and after the original issue date at the option of the holder, into that number of shares of common stock determined by dividing the stated value of such share of Series A preferred stock by the conversion price, $2.1693 per share. The conversion price would be reduced if SharpLink, Inc. issues common stock at a price lower than the conversion price, or issues an instrument granting the holder rights to purchase common stock at a price lower than the conversion price. Upon the closing of the Going Public Transaction all outstanding shares of Series A preferred stock shall automatically be converted into that number of shares of common stock, subject to a beneficial ownership limitation of 9.99%, determined by dividing the stated value of such share of Series A preferred stock by the conversion price.

Second Tranche – Immediately prior to completing the Going Public Transaction, SharpLink, Inc. shall sell to the current Series A preferred stock shareholder not less than $5,000,000 of preferred stock.

Commitment Fee –Immediately following the Second Tranche, SharpLink, Inc. shall issue preferred stock equal to the greater of either 15% of the aggregate of the First and Second Tranche or 3% of the Company’s issued and outstanding capital.

Redemption – SharpLink, Inc. shall redeem all of the outstanding shares of Series A preferred stock if SharpLink, Inc. has not completed the Going Public Transaction by December 23, 2021. SharpLink, Inc. would be required to redeem at the aggregate stated value, plus accrued but unpaid dividends, all liquidated damages. Interest shall accrue at the lesser of 12% per annum or the maximum rate permitted by applicable law until the amount is paid in full. SharpLink, Inc. accretes the carrying value of the Series A preferred stock to the full redemption value ratably until December 23, 2021.

On June 15, 2021, SharpLink, Inc. entered into the first amendment to the securities purchase agreement, which amended the following terms:

Second Tranche – Amended to provide that immediately prior to completing the Going Public Transaction, SharpLink, Inc. shall sell to the current Series A preferred stock shareholder Series B preferred stock for $6,000,000.

Commitment Fee – Amended to provide that immediately following the Second Tranche, SharpLink, Inc. shall issue Series A-1 preferred stock equal to 3% of the issued and outstanding capital of the Company.

On July 23, 2021, SharpLink, Inc. entered into the second amendment to the securities purchase agreement, which amended the following terms:

Second Tranche – Amended to provide that immediately prior to completing the Going Public Transaction, SharpLink, Inc. shall sell to the current Series A preferred stock shareholder 2,765,824 shares of Series B preferred stock for $6,000,000.

On July 26, 2021, the Company’s board authorized the establishment and designation of 525,016 shares of Series A-1 Convertible preferred stock (“Series A-1 preferred stock”) at $0.01 par value.

Terms of the Series A-1 preferred stock are as follows:

Voting – Series A-1 preferred stock shall have no voting rights, however, without the affirmative vote of the majority of the outstanding shares of Series A-1 preferred stock, the Company cannot (a) alter or change adversely the powers, preferences or rights given to the Series A-1 preferred stock, (b) authorize or create any class of stock ranking in priority to as to dividends, redemption or distribution of assets upon a liquidation, (c) amend its articles of incorporation or other charter documents in any manner that adversely affects any rights of the holders, (d) increase the number of authorized shares of Series A-1 preferred stock, or (e) enter into any agreement with respect to any of the above.

Liquidation – Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, Series A-1 preferred stock holders shall be entitled to receive out of the assets an amount equal to the Stated Value of $2.1693 per share, plus any accrued and unpaid dividends thereon and any other fees or liquidated damages then due (the preferred liquidation preference), for each share of Series A-1 preferred stock before any distribution or payment shall be made to the holders of any Junior Securities.

Conversion – Each share of Series A-1 preferred stock shall be convertible, at any time and from time to time from and after the original issue date at the option of the holder, into that number of shares of common stock determined by dividing the stated value of such share of Series A-1 preferred stock by the conversion price, $2.1693 per share. The conversion price would be reduced if the Company issues common stock at a price lower than the conversion price, or issues an instrument granting the holder rights to purchase common stock at a price lower than the conversion price. Upon the closing of the Going Public Transaction all outstanding shares of Series A-1 preferred stock shall automatically be converted into that number of shares of common stock, subject to a beneficial ownership limitation of 9.99%, determined by dividing the stated value of such share of Series A-1 preferred stock by the conversion price.

Redemption – The Company shall redeem all of the outstanding shares of Series A-1 preferred stock if the Company has not completed the Going Public Transaction by July 26, 2022. The Company would be required to redeem at the aggregate stated value, plus accrued but unpaid dividends, all liquidated damages. Interest shall accrue at the lesser of 12% per annum or the maximum rate permitted by applicable law until the amount is paid in full.

On July 26, 2021, the Company’s board authorized the establishment and designation of 2,765,824 shares of Series B convertible preferred stock (“Series B preferred stock”) at $0.01 par value.

Terms of the Series B preferred stock are as follows:

Voting – Series B preferred stock shall have no voting rights, however, without the affirmative vote of the majority of the outstanding shares of Series B preferred stock, the Company cannot (a) alter or change adversely the powers, preferences or rights given to the Series B preferred stock, (b) authorize or create any class of stock ranking in priority to as to dividends, redemption or distribution of assets upon a liquidation, (c) amend its articles of incorporation or other charter documents in any manner that adversely affects any rights of the holders, (d) increase the number of authorized shares of Series B preferred stock, or (e) enter into any agreement with respect to any of the above. Dividends – Holders of each share of Series B preferred stock shall be entitled to receive cumulative dividends at the rate per share (as a percentage of the stated value per share) of 8% per annum, payable quarterly on January 1, April 1, July 1 and October 1, beginning on the first such date after the issuance of such share of Series B preferred stock and on each conversion date in cash, or at the Company’s option, in duly authorized, validly issued, fully paid and non-assessable shares of common stock, or a combination thereof.

Liquidation – Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, Series B preferred stock holders shall be entitled to receive out of the assets an amount equal to the Stated Value of $2.1693 per share, plus any accrued and unpaid dividends thereon and any other fees or liquidated damages then due (the preferred liquidation preference), for each share of Series B preferred stock before any distribution or payment shall be made to the holders of any Junior Securities.

Conversion – Each share of Series B preferred stock shall be convertible, at any time and from time to time from and after the original issue date at the option of the holder, into that number of shares of common stock determined by dividing the stated value of such share of Series B preferred stock by the conversion price, $2December 31, 2021, 2020 and 2019.1693 per share. The conversion price would be reduced if the Company issues common stock at a price lower than the conversion price, or issues an instrument granting the holder rights to purchase common stock at a price lower than the conversion price. Upon the closing of the Going Public Transaction all outstanding shares of Series B preferred stock shall automatically be converted into that number of shares of common stock, subject to a beneficial ownership limitation of 9.99%, determined by dividing the stated value of such share of Series B preferred stock by the conversion price.

Redemption – The Company shall redeem all of the outstanding shares of Series B preferred stock if the Company has not completed the Going Public Transaction by July 26December 31, 2021, 2020 and 2019, 2022. The Company would be required to redeem at the aggregate December 31, 2021, 2020 and 2019stated value, plus accrued but unpaid dividends, all liquidated damages. Interest shall accrue at the lesser of 12% per annum or the maximum rate permitted by applicable law until the amount is paid in full.

On July 26, 2021, SharpLink, Inc. completed its merger with Mer Telemanagement Solutions Ltd. (“MTS”) (the “MTS Merger”) and changed its name to SharpLink Gaming Ltd. and commenced trading on NASDAQ under the ticker symbol “SBET.” The MTS Merger was effectuated by a share exchange in which MTS issued shares to SharpLink, Inc. shareholders, resulting in SharpLink, Inc. shareholders owning approximately 86% of the capital stock of SharpLink Gaming Ltd., on a fully-diluted, as-converted basis. The exchange ratio used to determine the number of shares issued to SharpLink, Inc. shareholders was 1.3352, which was calculated pursuant to the terms of the Merger Agreement.

At the Company’s Extraordinary General Meeting of Shareholders held on July 21, 2021, the Company’s shareholders approved an Amended and Restated Articles of Association, which was effected upon consummation of the MTS Merger. The Amended and Restated Articles of Association increased the registered share capital to 92,900,000 ordinary shares, 800,000 shares of Series A preferred stock, 2,600,000 shares of Series A-1 preferred stock and 3,700,000 shares of Series B preferred stock, each at a par value of $0.02, reflecting the reverse stock split at a ratio of 1-to-2, which became effective on July 26, 2021 immediately prior to the effectiveness of the MTS Transaction.

The terms of the Series A preferred stock, Series A-1 preferred stock and Series B preferred stock authorized by the Company are consistent with the terms of the SharpLink, Inc. Series A preferred stock, Series A-1 preferred stock and Series B preferred stock.

The Company’s equity structure was adjusted for all periods presented in the consolidated statements of shareholders’ equity using the exchange ratio established in the Merger Agreement to reflect the number of shares of the legal parent (the accounting acquiree) issued in the reverse acquisition. Ordinary share par value and additional paid-in capital was adjusted for all periods presented in the consolidated statements of shareholders’ equity to reflect the new par value of ordinary shares after the 1-to-2 reverse stock split.

The MTS Merger represented a Going Public Transaction. Immediately prior to the MTS Merger, the outstanding shares of the SharpLink, Inc. Series A preferred stock were exchanged for 1,230,956 shares of Series A-1 preferred stock in the Company. Additionally, the holder of the Series A preferred stock received 700,989 shares of Series A-1 preferred stock in the Company to settle the commitment fee and 3,692,862 shares of Series B preferred stock in the Company in exchange for $6,000,000 to settle the second tranche commitment.

Subsequent to the MTS Merger, the holder of the Series A-1 preferred stock and Series B preferred stock converted 1,931,945 and 3,568,055 shares, respectively, to ordinary shares of the Company, each at a 1:1 ratio.